Collaboration Revenue	6 Months Ended
Jun. 30, 2021
Collaboration Revenue
Collaboration Revenue

Table 54: Collaboration Revenue

	H1 2021	H1 2020	FY 2020	FY 2019
	$m	$m	$m	$m
Initial Collaboration Revenue
Nexium (Japan)	75	-	-	-
Ongoing Collaboration Revenue
Lynparza: regulatory milestones	-	135	160	60
Lynparza: sales milestones	-	-	300	450
Lynparza/Koselugo: option payments	-	-	-	100
Crestor (Spain)	-	-	-	39
Enhertu: share of gross profits	83	36	94	-
Roxadustat: share of gross profits	3	11	30	-
Royalty income	69	34	62	62
Other Ongoing Collaboration Revenue	8	54	81	108
Total	238	270	727	819